SCHEDULE OF WARRANT AND FAIR VALUE OUTSTANDING (Details)		Sep. 30, 2026 USD ($) shares $ / shares	Sep. 30, 2026 CAD ($) shares $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($) shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding | shares		57,795	57,795	61,911	61,911
Fair Value of warrants | $		$ 376,515		$ 492,470
Range one [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[1]	$ 4.4025
Number of Warrants Outstanding | shares	[1]	57,795	57,795	61,911	61,911
Fair Value of warrants | $	[1]	$ 376,515		$ 492,470
Range two [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	[2]		$ 0.00014
Number of Warrants Outstanding | shares	[2]
Fair Value of warrants | $	[2]

[1]	The warrants expire February 26, 2029.
[2]	These warrants were exercised during the period ended September 30, 2026.